Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Status of Company's Option Plans and Changes

	2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Options outstanding at beginning of year	2,723,011	$5.70	2,393,715	$6.12
Granted	402,500	$3.32	585,000	$4.18
Forfeited	(253,100)	$5.25	(208,195)	$7.49
Exercised	(18,736)	$0.01	(47,509)	$1.27
Outstanding at end of year	2,853,675	$5.42	2,723,011	$5.70
Options exercisable at year end	$2,027,431	$5.67	1,754,261	$5.42